Divestitures (Tables)	12 Months Ended
Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations
The following is a summary of the assets and liabilities of USPS that have been classified as assets and liabilities of discontinued operations:

As of
(in millions)	March 31, 2018
Assets:
Cash and cash equivalents	$68
Receivables, net	432
Prepaid expenses	75
Other current assets	6
Total current assets of discontinued operations	581
Intangible assets, net	912
Goodwill	2,033
Property and equipment, net	283
Other assets	135
Total non-current assets of discontinued operations	3,363
Total assets	$3,944

Liabilities:
Short-term debt and current maturities of long-term debt	$155
Accounts payable	195
Accrued payroll and related costs	22
Accrued expenses and other current liabilities	346
Deferred revenue and advance contract payments	53
Income tax payable	18
Total current liabilities of discontinued operations	789
Long-term debt, net of current maturities	214
Non-current deferred revenue	7
Non-current income tax liabilities and deferred tax liabilities	163
Other long-term liabilities	72
Total long-term liabilities of discontinued operations	456
Total liabilities	$1,245

The following is a summary of the operating results of USPS which have been reflected within income from discontinued operations, net of tax:

(in millions)	Fiscal Year Ended March 31, 2018
Revenue	$2,823

Costs of services	2,104
Selling, general and administrative	152
Depreciation and amortization	169
Restructuring costs	14
Interest expense	15
Other expense, net	2
Total costs and expenses	2,456
Total income from discontinued operations, before income taxes	367
Income tax expense	131
Total income from discontinued operations	$236

The following selected financial information of USPS is included in the statements of cash flows:

(in millions)	Fiscal Year Ended March 31, 2018
Depreciation	$70
Amortization	$99
Capital expenditures	$(18)
The following selected financial information of NPS is included in the statements of cash flows:

Fiscal Year Ended
(in millions)	April 1, 2016(1)
Depreciation	$75
Amortization	$15
Capital expenditures	$(75)
Significant operating non-cash items:
Net gain on disposition of business	$22
Significant investing non-cash items:
Capital expenditures through capital lease obligations	$—
Capital expenditures in accounts payable	$(7)
Disposition of assets	$(8)

(1) Selected financial information for fiscal 2016 reflect cash flows through the NPS Separation date of November 27, 2015.
The following is a summary of the operating results of NPS which were reclassified as discontinued operations:

Fiscal Year Ended
(in millions)	April 1, 2016(1)
Revenues	$2,504
Costs of services	1,935
Selling, general and administrative	52
Depreciation and amortization	90
Restructuring costs	1
Separation and merger costs	103
Interest expense	15
Other income, net	(21)
Income from discontinued operations before income taxes	329
Income tax expense	(138)
Income from discontinued operations, net of tax	$191

(1) Results for fiscal 2016 reflect NPS's operating results through the NPS Separation date of November 27, 2015.